Notes payable - Schedule of interest expense by credit facility (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 21, 2023	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Notes payable
Stated debt interest			$ (44,719)	$ (45,137)
Amortization of debt discount/premium and deferred financing fees			(8,449)	(8,571)
Interest expense			$ (53,168)	$ (53,708)
Senior Secured Notes – 2026
Notes payable
Effective interest rate			9.33%	8.00%
Stated debt interest			$ (36,750)	$ (38,000)
Amortization of debt discount/premium and deferred financing fees			(4,805)	(4,193)
Interest expense			$ (41,555)	$ (42,193)
Bloom Notes – 2023
Notes payable
Effective interest rate				7.99%
Stated debt interest				$ 0
Amortization of debt discount/premium and deferred financing fees				(74)
Interest expense				$ (74)
Debt term		12 months
Decrease in future principal payments		$ 6,000
Bloom Notes – 2024
Notes payable
Effective interest rate			10.00%	10.00%
Stated debt interest			$ (3,027)	$ (2,825)
Amortization of debt discount/premium and deferred financing fees			0	(1,030)
Interest expense			$ (3,027)	$ (3,855)
Decrease in future principal payments	$ 4,000
Bloom Notes – 2025
Notes payable
Effective interest rate			10.35%	10.35%
Stated debt interest			$ (2,440)	$ (2,433)
Amortization of debt discount/premium and deferred financing fees			(3,644)	(3,274)
Interest expense			$ (6,084)	$ (5,707)
Seller notes payable - Phyto Note
Notes payable
Effective interest rate			7.50%	7.50%
Stated debt interest			$ (223)	$ (105)
Amortization of debt discount/premium and deferred financing fees			0	0
Interest expense			$ (223)	$ (105)
Seller notes payable - Scottsdale Note
Notes payable
Effective interest rate			5.00%	5.00%
Stated debt interest			$ (239)	$ (222)
Amortization of debt discount/premium and deferred financing fees			0	0
Interest expense			$ (239)	$ (222)
ABL Facility – EWB
Notes payable
Effective interest rate			6.00%	6.00%
Stated debt interest			$ (607)	$ (118)
Amortization of debt discount/premium and deferred financing fees			0	0
Interest expense			$ (607)	$ (118)
Needham LOC
Notes payable
Effective interest rate			7.99%
Stated debt interest			$ (34)
Amortization of debt discount/premium and deferred financing fees			0
Interest expense			$ (34)
Other notes payable - BHH Note
Notes payable
Effective interest rate			14.79%	14.79%
Stated debt interest			$ (1,128)	$ (1,125)
Amortization of debt discount/premium and deferred financing fees			0	0
Interest expense			$ (1,128)	$ (1,125)
Other notes payable - VOWL Note
Notes payable
Effective interest rate			5.90%	5.90%
Stated debt interest			$ (183)	$ (304)
Amortization of debt discount/premium and deferred financing fees			0	0
Interest expense			$ (183)	(304)
Other notes payable - NGC Note
Notes payable
Effective interest rate			12.00%
Stated debt interest			$ (100)
Amortization of debt discount/premium and deferred financing fees			0
Interest expense			(100)
Other notes payable - miscellaneous
Notes payable
Stated debt interest			12	(5)
Amortization of debt discount/premium and deferred financing fees			0	0
Interest expense			$ 12	$ (5)